Financial assets and liabilities - Summary of reconciliation of liabilities arising from financing activities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Non cash bond guarantees		$ 3,110
Noncash Financing Activity Notes Issued	$ 99,826	$ 358,093